Inventories - Details (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Inventories
Inventory write-down	R 451	R 83
Inventories held at net realizable value	R 1,803	R 1,118